Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Financial Instruments by Category
27.1 Financial instruments by category

		12.31.2021
	Note	Amortized cost	Fair value through other comprehensive income	Fair value through profit or loss	Total
Assets
Cash and cash equivalents	5	1,816.0	2.3	—	1,818.3
Financial investments	6	79.4	541.0	196.0	816.4
Guarantee Deposits		3.0	—	—	3.0
Contract assets	31	582.3	—	—	582.3
Trade accounts receivable, net	7	189.0	—	—	189.0
Customer and commercial financing	9	32.0	—	—	32.0
Derivative financial instruments	8	—	—	0.1	0.1
Other Assets	11	50.7	—	—	50.7

		2,752.4	543.3	196.1	3,491.8

Liabilities
Loans and financing	21	4,026.9	—	—	4,026.9
Trade accounts payable and other liabilities		808.9	17.1	—	826.0
Lease Liability		63.8	—	—	63.8
Financial guarantee and r e sidual value	25	18.7	—	—	18.7
Derivative financial instruments	8	—	—	5.9	5.9
Other liabilities		218.9	—	—	218.9

		5,137.2	17.1	5.9	5,160.2

		12.31.2020
	Note	Amortized cost	Fair value through other comprehensive income	Fair value through profit or loss	Total
Assets
Cash and cash equivalents	5	1,883.1	—	—	1,883.1
Financial investments	6	51.8	513.0	304.4	869.2
Guarantee Deposits		1.7	—	—	1.7
Collateralized accounts receivable		13.9	—	—	13.9
Contract assets	31	461.8	—	—	461.8
Trade accounts receivable, net	7	203.4	—	—	203.4
Customer and commercial financing	9	29.9	—	—	29.9
Derivative financial instruments	8	—	—	9.6	9.6
Other Assets	11	52.0	—	—	52.0

		2,697.6	513.0	314.0	3,524.6

Liabilities
Loans and financing	21	4,448.0	—	—	4,448.0
Trade accounts payable and other liabilities		772.3	22.2	—	794.5
Lease liability		64.7	—	—	64.7
Financial guarantee and of residual value	25	34.6	—	86.2	120.8
Derivative financial instruments	8	—	—	9.9	9.9
Other liabilities		222.5	—	—	222.5

		5,542.1	22.2	96.1	5,660.4

Summary of Fair Value of Liabilities Measurement Using Significant Unobservable Inputs
The following table lists the Comp
a
ny’s financial assets and liabilities by level within the fair value hierarchy. The Company’s assessment of the significance of an input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. On December 31, 2021, there were no changes in the fair value methodology of the financial instruments and, therefore, there were no transfers between levels.

	12.31.2021
	Note	Level 2	Level 3	Total	Fair value of the other financial instruments	Fair value	Book value
Assets
Cash and cash equivalents	5	2.3	—	2.3	1,816.0	1,818.3	1,818.3
Financial investments	6	642.1	94.9	737.0	79.4	819.6	816.4
Guarantee Deposits		—	—	—	3.0	3.0	3.0
Contract assets	31	—	—	—	582.3	582.3	582.3
Trade accounts receivable, net	7	—	—	—	189.0	189.0	189.0
Customer and commercial financing	9	—	—	—	32.0	32.0	32.0
Derivative financial instruments	8	0.1	—	0.1	—	0.1	0.1
Other Assets	11	—	—	—	50.7	50.7	50.7

		644.5	94.9	739.4	2,752.4	3,495.0	3,491.8

Liabilities
Loans and financing	21	—	—	—	4,026.9	4,229.8	4,026.9
Trade accounts payable and other liabilities		—	17.1	17.1	808.9	826.0	826.0
Lease Liability		—	—	—	63.8	63.8	63.8
Financial guarantee and of residual value	25	—	—	—	18.7	18.7	18.7
Derivative financial instruments	8	5.9	—	5.9	—	5.9	5.9
Other liabilities		—	—	—	218.9	218.9	218.9

		5.9	17.1	23.0	5,137.2	5,363.1	5,160.2

	12.31.2020
	Note	Level 2	Level 3	Total	Fair value of the other financial instruments	Fair value	Book value
Assets
Cash and cash equivalents	5	—	—	—	1,883.1	1,883.1	1,883.1
Financial investments	6	761.5	55.9	817.4	51.8	869.2	869.2
Guarantee Deposits		—	—	—	1.7	1.7	1.7
Collateralized accounts receivable		—	—	—	13.9	13.9	13.9
Contract assets	31	—	—	—	461.8	461.8	461.8
Trade accounts receivable, net	7	—	—	—	203.4	203.4	203.4
Customer and commercial financing	9	—	—	—	36.3	36.3	29.9
Derivative financial instruments	8	9.6	—	9.6	—	9.6	9.6
Other assets	11	—	—	—	52.0	52.0	52.0

		771.1	55.9	827.0	2,704.0	3,531.0	3,524.6

Liabilities
Loans and financing	21	—	—	—	4,448.0	4,319.7	4,448.0
Trade accounts payable and other liabilities		—	22.2	22.2	772.3	794.5	794.5
Lease Liability		—	—	—	64.7	64.7	64.7
Financial guarantee and of residual value	25	—	86.2	86.2	34.6	120.8	120.8
Derivative financial instruments	8	9.9	—	9.9	—	9.9	9.9
Other liabilities		—	—	—	222.5	222.5	222.5

		9.9	108.4	118.3	5,542.1	5,532.1	5,660.4

Summary of Company's Financial Assets and Liabilities

	Fair value of financial instruments using significant unobservable inputs (level 3)
	Assets	Liabilities
At 12.31.2019	60.6	—

Adding Shares	—	22.2
Changes in fair value	(4.1)	(9.7)
Exchange variation	(0.6)	—
Reclassification	—	(33.7)
Reclassification from held for sale	—	129.6

At 12.31.2020	55.9	108.4

Reversal	—	(50.1)
Transfer	—	(33.6)
Changes in fair value	35.2	(3.9)
Exchange variation	3.8	(3.7)

At 12.31.2021	94.9	17.1

Summary of Additional Information Related to Authorization of Undiscounted Contractual Obligations and Commercial Commitments
The following table provides additional information related to undiscounted contractual obligations and commercial commitments and their respective maturities:

	Cash Flow	Less than one year	One to three years	Three to five years	More than five years
At December 31, 2021
Loans and financing	4,842.0	712.5	683.4	1,602.4	1,843.7
Trade accounts payable	495.2	495.2	—	—	—
Trade accounts payable - Supplier finance	14.8	14.8	—	—	—
Financial guarantees	18.7	15.8	2.9	—	—
Lease Liability	63.8	11.5	20.1	9.9	22.3
Other liabilities	218.8	15.8	164.5	27.8	10.7

Total	5,653.3	1,265.6	870.9	1,640.1	1,876.7

At December 31, 2020
Loans and financing	5,749.5	568.0	1,591.6	1,666.1	1,923.8
Trade accounts payable	502.3	502.3	—	—	—
Financial guarantees	125.2	42.6	44.1	36.6	1.9
Lease Liability	64.7	10.1	19.4	11.9	23.3
Other liabilities	222.5	11.4	56.0	137.7	17.4

Total	6,664.2	1,134.4	1,711.1	1,852.3	1,966.4

Summary of Company's Cash, Cash Equivalents, Financial Investments and Loans and Financing
On December 31, 2021, the Company’s cash, cash equivalents, financial investments and loans and financing were indexed as follows:

Without derivative effect	Fixed interest rate		Variable interest rate		Total
	Amount	%	Amount	%	Amount	%
Cash, cash equivalents and financial investments	2,559.6	97.15%	75.2	2.85%	2,634.8	100.00%
Loans and financing	3,514.6	87.28%	512.3	12.72%	4,026.9	100.00%

With derivative effect	Fixed interest rate		Variable interest rate		Total
	Amount	%	Amount	%	Amount	%
Cash, cash equivalents and financial investments	2,559.6	97.15%	75.2	2.85%	2,634.8	100.00%
Loans and financing	3,803.7	94.46%	223.2	5.54%	4,026.9	100.00%

Summary of Company's Cash Equivalents and Post Fixed Financing
On December 31, 2021, the Company’s cash equivalents and variable interest rate loans and financing were indexed as follows, considering the contractual cash flows (without derivative effect) and the cash flows changed due to interest rate swaps (with derivative effect):

	Without derivative effect		With derivative effect
	Amount	%	Amount	%
Cash equivalents and financial investments	75.2	100.00%	75.2	100.00%
CDI	75.2	100.00%	75.2	100.00%
Loans and financing	512.3	100.00%	223.2	100.00%
TJLP	0.2	0.04%	0.2	0.09%
Libor	480.5	93.79%	177.5	79.53%
CDI	3.7	0.72%	17.5	7.84%
SIFMA	21.5	4.20%	21.5	9.63%
IPCA	0.6	0.12%	0.6	0.27%
EURIBOR	5.8	1.13%	5.9	2.64%

Summary of Changes In Foreign Exchange Rates
On December 31, 2021, the Company had the following amounts of financial assets and liabilities denominated in several currencies:

	12.31.2021	12.31.2020
Loans and financing
Brazilian reais	18.3	83.4
U.S. dollars	3,982.5	4,342.2
Euro	26.1	22.4

	4,026.9	4,448.0

Trade accounts payable
Brazilian reais	77.6	54.3
U.S. dollars	385.6	385.6
Euro	31.3	61.1
Other currencies	0.7	1.3

	495.2	502.3

Trade accounts payable - Supplier finance
Brazilian reais	2.8	—
U.S. dollars	12.0	—

	14.8	—

Total (1)	4,536.9	4,950.3

Cash and cash equivalents and financial investments
Brazilian reais	94.9	89.5
U.S. dollars	2,493.6	2,617.6
Euro	42.4	42.8
Other currencies	3.8	2.4

	2,634.7	2,752.3

Trade accounts receivable:
Brazilian reais	33.3	6.5
U.S. dollars	134.8	173.7
Euro	20.8	23.2
Other currencies	0.1	—

	189.0	203.4

Total (2)	2,823.7	2,955.7

Net exposure (1 - 2):
Brazilian reais	(29.5)	41.7
U.S. dollars	1,751.7	1,936.5
Euro	(5.8)	17.5
Other currencies	(3.2)	(1.1)

Summary of Interest Risk Factor
27.4.2 Interest risk factor

			Additional variations in book balances (*)
	Risk factor	Amounts exposed at 12.31.2021	-50%	-25%	Probable scenario	+25%	+50%
Cash equivalents and financial investments	CDI	75.2	(2.5)	(0.3)	1.9	4.1	6.3
Loans and financing	CDI	(3.7)	(0.1)	—	0.1	0.2	0.3

Net impact	CDI	71.5	(2.6)	(0.3)	2.0	4.3	6.6
Loans and financing	LIBOR	(480.5)	0.3	(0.3)	(1.0)	(1.7)	(2.3)

Net impact	LIBOR	(480.5)	0.3	(0.3)	(1.0)	(1.7)	(2.3)
Loans and financing	TJLP	(0.2)	—	—	—	—	—

Net impact	TJLP	(0.2)	—	—	—	—	—
Loans and financing	IPCA	(0.6)	—	—	—	—	—

Net impact	IPCA	(0.6)	—	—	—	—	—
Rates considered	CDI	9.15%	5.85%	8.78%	11.70%	14.63%	17.55%
Rates considered	LIBOR 6M	0.35%	0.28%	0.42%	0.56%	0.69%	0.83%
Rates considered	TJLP	5.32%	3.04%	4.56%	6.08%	7.60%	9.12%
Rates considered	IPCA	10.06%	5.11%	7.67%	10.23%	12.78%	15.34%

(*) The positive and negative variations of 25% and 50% were applied on the rates in effect at 12.31.2021

Summary of Foreign Exchange Risk Factor
27.4.3 Foreign exchange risk factor

			Additional variations in book balances (*)
	Risk factor	Amounts exposed at 12.31.2021	-50%	-25%	Probable scenario	+25%	+50%
Assets		402.6	200.6	99.6	(1.4)	(102.4)	(203.4)

Cash, cash equivalents and financial investments	R$	94.9	47.3	23.5	(0.3)	(24.1)	(48.0)
Other assets	R$	307.7	153.3	76.1	(1.1)	(78.3)	(155.4)
Liabilities		(327.0)	(162.9)	(80.9)	1.2	83.2	165.2

Loans and financing	R$	(18.3)	(9.1)	(4.5)	0.1	4.7	9.2
Other liabilities	R$	(308.7)	(153.8)	(76.4)	1.1	78.5	156.0

Net impact		75.6	37.7	18.7	(0.2)	(19.2)	(38.2)
Exchange rate considered		5.5805	2.8000	4.2000	5.6000	7.0000	8.4000

(*) The positive and negative variations of 25% and 50% were applied on the rates

Summary of Derivative Contracts
27.4.4 Derivative contracts

			Additional variations in book balances (*)
	Risk factor	Amounts exposed at 12.31.2021	-50%	-25%	Probable scenario	+25%	+50%
Derivative Designated as Hedge Accounting
Interest swap - fair value hedge	CDI	(1.1)	50.2	18.9	(0.1)	(18.5)	(49.3)
Other derivatives
Interest swap	LIBOR	(5.7)	48.1	19.6	3.3	(12.3)	(40.4)

Total		(6.8)	98.3	38.5	3.2	(30.8)	(89.7)

Rate considered	LIBOR	113.26%	56.00%	84.00%	112.00%	140.00%	168.00%
Rate considered	CDI	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(*)	The positive and negative variations of 25% and 50% were applied on the rates